Note 19 - Share-based Compensation and Warrant Reserve (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Explanation of effect of share-based payments on entity's profit or loss [text block]
	Years ended December 31
	2024	2023	2022
Recognized in net loss (earnings) and included in:
Exploration and evaluation costs	$138	$477	$481
Fees, salaries and other employee benefits	721	874	1,188
Total share-based compensation expense	$859	$1,351	$1,669

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
Years ended December 31
	2024	2023	2022
Risk-free interest rate	3.45%	3.06%	2.20%
Expected dividend yield	Nil	Nil	Nil
Share price volatility	70%	68%	67%
Expected forfeiture rate	12.2%	4.7%	2.5%
Expected life in years	5.0	5.0	5.0

Long-term incentive plan [member]
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Number of share options	Weighted average exercise price ($/option)
Outstanding, December 31, 2022	8,880,324	$1.44
Granted	3,134,800	0.80
Expired	(1,672,087)	1.58
Forfeited	(391,435)	0.95
Outstanding, December 31, 2023	9,951,602	$1.23
Granted	245,000	0.56
Expired	(472,937)	1.92
Forfeited	(1,502,487)	1.40
Outstanding, December 31, 2024	8,221,178	$1.14

Disclosure of range of exercise prices of outstanding share options [text block]
	Options outstanding			Options exercisable
Exercise price ($/option)	Number of shares	Weighted average exercise price ($/option)	Weighted average remaining life (years)	Number of shares	Weighted average exercise price ($/option)	Weighted average remaining life (years)
$0.53 – $1.00	3,900,506	0.82	2.74	3,776,631	0.83	2.69
$1.00 – $1.85	2,800,672	1.09	2.03	2,800,672	1.09	2.03
$2.05	1,520,000	2.05	0.80	1,520,000	2.05	0.80
	8,221,178	1.14	2.14	8,097,303	1.15	2.11

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	Number of RSU’s	Weighted Average grant date fair value ($/ share)
Outstanding, December 31, 2022	-	$-
Granted	197,345	0.60
Settled	(197,345)	0.60
Outstanding, December 31, 2023	-	$-
Granted	1,827,245	0.57
Settled	(491,478)	0.59
Forfeited	(189,687)	0.57
Outstanding, December 31, 2024	1,146,080	$0.57
	Warrants outstanding	Exercise price ($/share)
Outstanding, December 31, 2022 and 2023	7,461,450	$1.20
Expired	(7,461,450)	1.20
Outstanding, December 31, 2024	-	-